Revenue and Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Entity Revenue and Reportable Segments [Abstract]
Revenue and Segment Information
6 .	REVENUE AND SEGMENT INFORMATION
Revenue
The Group has not generated any revenue throughout the six months ended June 30, 2022 and 2023, respectively.

Segment information
Operating
segments
are defined as components of an entity for which separate financial information is made available and is regularly evaluated by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company’s CODM is its Chief Executive Officer (“CEO”), and operations are managed as a single segment for the purposes of assessing performance and making operating decisions. The CODM reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating and reportable segment and no further analysis of this single segment is presented
.

6.	REVENUE AND SEGMENT INFORMATION
Revenue
The Group has not generated any revenue throughout the years ended December 31, 2020, 2021 and 2022.
Segment information
For the purposes of resources allocation and performance assessment, the Chief Executive Officer of the Company, being the chief operating decision maker, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating and reportable segment and no further analysis of this single segment is presented.

Geographical information
The Group did not record any revenue throughout the years ended December 31, 2020, 2021 and 2022 and the Group’s non-current
assets are located in the US and the PRC. Information about the Group’s non-current
assets, excluding rental deposits and time deposits with original maturity over three months, by geographical location of the assets is detailed below:

	As of December 31,
	2021	2022
	US$	US$
PRC	13,358	13,712
US	2,756	2,542

	16,114	16,254